Inventories - Schedule of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Inventory [Line Items]
Total inventories	$ 67	$ 76	[1]
Natural Gas [Member]
Components Of Inventory [Line Items]
Total inventories	38	22
Natural Gas Liquids [Member]
Components Of Inventory [Line Items]
Total inventories	$ 29	$ 54

[1]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.